Net income per ordinary share - Schedule of Reconciliation of Net Income Attributable to the Group (Details) - $ / shares	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Net income per Ordinary Share attributable to the Group:
Basic (in USD per share)	$ 1.41	$ 1.42	$ 2.84	$ 2.80
Diluted (in USD per share)	$ 1.40	$ 1.41	$ 2.81	$ 2.76